Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.6%)
Advantage Solutions, Inc. *	250,886	2,170
Boston Omaha Corp. *	111,407	4,320
Cable One, Inc.	2,868	5,200
Integral Ad Science Holding Corp. *	65,646	1,354
Scholastic Corp.	75,065	2,676
Thryv Holdings, Inc. *	56,538	1,699

Total		17,419

Consumer Discretionary (8.9%)
BJ’s Restaurants, Inc. *	71,273	2,976
Cavco Industries, Inc. *	23,051	5,457
Dorman Products, Inc. *	36,114	3,419
Dutch Bros, Inc. *	18,193	788
Hanesbrands, Inc.	59,407	1,019
Hibbett Sports, Inc.	35,338	2,500
LCI Industries	26,820	3,611
Lumber Liquidators Holdings, Inc. *	154,488	2,886
Marriott Vacations Worldwide Corp.	25,998	4,090
Meritage Homes Corp. *	34,350	3,332
Monro, Inc.	53,849	3,097
On Holding AG *	10,554	318
Papa John’s International, Inc.	35,976	4,569
Petco Health & Wellness Co., Inc. *	105,876	2,234
Pool Corp.	8,410	3,653
Red Robin Gourmet Burgers, Inc. *	78,495	1,810
Steven Madden, Ltd.	119,547	4,801
Strategic Education, Inc.	76,032	5,360
Visteon Corp. *	29,457	2,781
Xometry, Inc. *	6,139	354

Total		59,055

Consumer Staples (2.8%)
Coca-Cola Consolidated, Inc.	10,215	4,027
Grocery Outlet Holding Corp. *	70,806	1,527
Nomad Foods, Ltd. *	227,734	6,276
Post Holdings, Inc. *	34,273	3,776
The Simply Good Foods Co. *	80,904	2,790

Total		18,396

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Energy (6.6%)
Cactus, Inc.	140,946	5,316
ChampionX Corp. *	294,384	6,582
Devon Energy Corp.	238,519	8,470
International Seaways, Inc.	102,951	1,876
Liberty Oilfield Services, Inc. *	328,483	3,984
Magnolia Oil & Gas Corp.	339,511	6,040
Matador Resources Co.	226,945	8,633
REX American Resources Corp. *	34,526	2,758

Total		43,659

Financials (26.7%)
Atlantic Capital Bancshares, Inc. *	28,129	745
BankUnited, Inc.	174,925	7,315
BRP Group, Inc. *	168,009	5,593
Columbia Banking System, Inc.	120,575	4,581
CrossFirst Bankshares, Inc. *	165,910	2,157
Eastern Bankshares, Inc.	138,589	2,813
FB Financial Corp.	120,027	5,147
Glacier Bancorp, Inc.	86,680	4,798
Green Dot Corp. - Class A *	69,174	3,482
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	121,643	6,505
HarborOne Bancorp, Inc.	273,711	3,843
Hercules Capital, Inc.	195,034	3,240
Heritage Financial Corp. of Washington	66,634	1,699
Home BancShares, Inc.	331,714	7,805
Houlihan Lokey, Inc.	61,337	5,649
Independent Bank Corp.	34,016	2,590
James River Group Holdings, Ltd.	88,569	3,342
Live Oak Bancshares, Inc.	116,134	7,390
Meridian Bancorp, Inc.	115,727	2,403
National Bank Holding Corp. - Class A	112,200	4,542
Origin Bancorp, Inc.	92,706	3,926
Palomar Holdings, Inc. *	30,703	2,482

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Financials continued
PCSB Financial Corp.	77,169	1,423
PennyMac Financial Services, Inc.	56,343	3,444
PennyMac Mortgage Investment Trust	187,023	3,682
Pinnacle Financial Partners, Inc.	102,967	9,687
Popular, Inc.	66,111	5,135
PRA Group, Inc. *	35,677	1,503
ProAssurance Corp.	123,758	2,943
PROG Holdings, Inc.	90,744	3,812
Radian Group, Inc.	213,479	4,850
Ryan Specialty Group
Holdings, Inc. *	70,208	2,378
Southern First Bancshares, Inc. *	67,814	3,628
StepStone Group, Inc.	42,850	1,827
TowneBank	168,167	5,232
Virtus Investment Partners, Inc.	20,904	6,487
Walker & Dunlop, Inc.	30,009	3,406
Webster Financial Corp.	87,708	4,777
Western Alliance Bancorporation	112,362	12,227
WSFS Financial Corp.	151,850	7,791

Total		176,279

Health Care (9.9%)
Acceleron Pharma, Inc. *	19,249	3,313
Agiliti, Inc. *	130,615	2,487
Arvinas, Inc. *	22,911	1,883
Atrion Corp.	7,359	5,133
Blueprint Medicines Corp. *	19,150	1,969
C4 Therapeutics, Inc. *	44,800	2,002
Ensign Group, Inc.	42,766	3,203
Fate Therapeutics, Inc. *	25,900	1,535
FIGS, Inc. *	81,687	3,034
Insmed, Inc. *	67,910	1,870
Karuna Therapeutics, Inc. *	11,019	1,348
Kodiak Sciences, Inc. *	14,317	1,374
Kymera Therapeutics, Inc. *	23,338	1,371
Molina Healthcare, Inc. *	4,505	1,222
MultiPlan Corp. *	174,900	985
Option Care Health, Inc. *	216,472	5,251

Small Cap Value Portfolio

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Ortho Clinical
Diagnostics Holdings PLC *	139,621	2,580
Pacific Biosciences of California, Inc. *	75,700	1,934
The Pennant Group, Inc. *	63,257	1,777
Phreesia, Inc. *	49,808	3,073
Prothena Corp. PLC *	25,300	1,802
Quidel Corp. *	11,757	1,659
Replimune Group, Inc. *	51,910	1,539
Select Medical Holdings Corp.	199,493	7,216
Turning Point Therapeutics, Inc. *	31,100	2,066
Ultragenyx Pharmaceutical, Inc. *	26,553	2,395
Xencor, Inc. *	53,557	1,749

Total		65,770

Industrials (14.5%)
ABM Industries, Inc.	35,766	1,610
Air Lease Corp.	36,979	1,455
Alamo Group, Inc.	13,018	1,816
Allegiant Travel Co. *	7,590	1,484
Ameresco, Inc. *	22,367	1,307
Beacon Roofing Supply, Inc. *	107,797	5,148
Blue Bird Corp. *	97,002	2,024
Brady Corp. - Class A	65,334	3,312
Chart Industries, Inc. *	10,959	2,094
CIRCOR International, Inc. *	83,732	2,764
Enerpac Tool Group Corp.	128,184	2,657
ESCO Technologies, Inc.	49,391	3,803
FTI Consulting, Inc. *	12,280	1,654
Helios Technologies, Inc.	72,888	5,985
JELD-WEN Holding, Inc. *	94,763	2,372
Korn Ferry	75,561	5,468
Landstar System, Inc.	27,711	4,373
Matson, Inc.	31,869	2,572
McGrath RentCorp	50,856	3,659
MSA Safety, Inc.	20,824	3,034
Parsons Corp. *	58,107	1,962
Regal Beloit Corp.	13,900	2,090
Rush Enterprises, Inc.	40,255	1,818
Ryder System, Inc.	10,620	878
Shoals Technologies Group, Inc. *	71,208	1,985
SPX Corp. *	60,760	3,248
Stericycle, Inc. *	69,498	4,724
The Timken Co.	36,771	2,406
Triumph Group, Inc. *	305,393	5,690

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Industrials continued
UFP Industries, Inc.	111,195	7,559
UniFirst Corp.	7,743	1,646
Univar Solutions, Inc. *	129,526	3,085

Total		95,682

Information Technology (7.8%)
Belden, Inc.	154,579	9,006
Ceridian HCM Holding, Inc. *	43,521	4,901
Clearwater Analytics Holdings, Inc. *	28,365	727
Entegris, Inc.	31,738	3,996
Harmonic, Inc. *	675,276	5,909
i3 Verticals, Inc. *	80,990	1,961
Littelfuse, Inc.	34,447	9,413
MaxLinear, Inc. - Class A *	71,659	3,529
nCino, Inc. *	27,216	1,933
Onto Innovation, Inc. *	26,864	1,941
PAR Technology Corp. *	24,159	1,486
Paycor HCM, Inc. *	19,957	702
Payoneer Global, Inc. *	182,500	1,560
Semtech Corp. *	27,035	2,108
Workiva, Inc. *	17,850	2,516

Total		51,688

Materials (5.0%)
Carpenter Technology Corp.	95,257	3,119
Clearwater Paper Corp. *	108,318	4,152
Constellium SE *	336,793	6,325
Element Solutions, Inc.	136,700	2,964
Minerals Technologies, Inc.	47,195	3,296
Myers Industries, Inc.	134,798	2,638
Orion Engineered Carbons SA *	206,501	3,764
Quaker Chemical Corp.	15,369	3,653
Reliance Steel & Aluminum Co.	22,006	3,134

Total		33,045

Real Estate (9.1%)
American Campus Communities, Inc.	64,562	3,128
Apartment Investment & Management Co. - Class A	227,028	1,555
EastGroup Properties, Inc.	32,419	5,402
Essential Properties
Realty Trust, Inc.	93,223	2,603
Healthcare Realty Trust, Inc.	126,864	3,778
JBG SMITH Properties	161,436	4,780

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
NexPoint Residential Trust, Inc.	5,300	328
Potlatch Corp.	93,243	4,810
PS Business Parks, Inc.	25,235	3,955
Safehold, Inc.	45,976	3,305
Saul Centers, Inc.	101,233	4,460
The St. Joe Co.	143,228	6,030
Sunstone Hotel Investors, Inc. *	494,931	5,910
Terreno Realty Corp.	102,583	6,486
Washington Real Estate Investment Trust	145,800	3,609

Total		60,139

Utilities (4.4%)
California Water Service Group	73,891	4,354
Chesapeake Utilities Corp.	63,094	7,575
IDACORP, Inc.	43,888	4,537
MGE Energy, Inc.	61,921	4,551
NorthWestern Corp.	66,400	3,805
ONE Gas, Inc.	64,273	4,073

Total		28,895

Total Common Stocks (Cost: $436,131)		650,027

Warrants (0.0%)
Communication Services (0.0%)
Advantage Solutions, Inc. *	19,088	34

Total		34

Total Warrants (Cost: $25)		34

Short-Term Investments (1.2%)
Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	7,805,755	7,806

Total		7,806

Total Short-Term Investments (Cost: $7,806)		7,806

Small Cap Value Portfolio

Short-Term Investments (1.2%)	Shares/ Par +	Value $ (000’s)
Money Market Funds continued

Total Investments (99.5%) (Cost: $443,962)@		657,867

Other Assets, Less Liabilities (0.5%)		3,435

Net Assets (100.0%)		661,302

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $443,962 and the net unrealized appreciation of investments based on that cost was $213,905 which is comprised of $225,388 aggregate gross unrealized appreciation and $11,483 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 -fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$650,027	$—	$—
Short-Term Investments	7,806	—	—
Warrants	34	—	—

Total Assets:	$657,867	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security -interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index -All Urban Consumers -Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand